Summary of Significant Accounting Policies - Consolidated Statement of Cash Flows (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
CASH FLOWS FROM OPERATING ACTIVITIES
Operating lease payments	₱ (6,460)
CASH FLOWS USED IN FINANCING ACTIVITIES
Obligations under lease liabilities (Notes 10 and 29)	₱ (5,399)